Cover	Jun. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2025
Entity File Number	001-40964
Entity Registrant Name	ZOOMCAR HOLDINGS, INC.
Entity Central Index Key	0001854275
Entity Tax Identification Number	99-0431609
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Anjaneya Techno Park
Entity Address, Address Line Two	No.147
Entity Address, Address Line Three	1st Floor
Entity Address, City or Town	Bangalore
Entity Address, Country	IN
Entity Address, Postal Zip Code	560008
City Area Code	+91
Local Phone Number	8048821871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Material Cybersecurity Incident Nature [Text Block]	On June 9, 2025, Zoomcar Holdings, Inc. (the “Company”) identified a cybersecurity incident involving unauthorized access to its information systems. The Company became aware of the incident after certain employees received external communications from a threat actor alleging unauthorized access to Company data. Upon discovery, the Company promptly activated its incident response plan.
Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]	To date, the incident has not resulted in any material disruption to the Company’s operations. However, the Company continues to evaluate the scope and potential impacts of the event, including legal, financial, and reputational considerations, as well as any associated remediation costs.